Inventory	12 Months Ended
Dec. 31, 2016
Notes To Financial Statements [Abstract]
Inventory

Inventory consists of the following at December 31, 2016 and 2015:

	2016	2015

Inventory - finished goods	$218,592	$290,623
Inventory - parts	89,621	87,450
Gross inventory	308,213	378,073
Provision for losses and obsolescence	(76,260)	(93,165)
Net inventory	$231,953	$284,908